Equity	6 Months Ended
Jun. 30, 2026
Equity
Equity
23.	Equity

23.1.Subscribed and paid–in capital

Ecopetrol S.A.’s authorized capital amounts to $36,540, and is comprised of 60,000,000,000 ordinary shares, of which 41,116,694,690 are outstanding and 18,883,305,310 are treasury shares. Of all outstanding shares, 11.51% (4,731,906,273 shares) are held privately and 88.49% (36,384,788,417 shares) held by the Colombian Government. The treasury shares amounts to $11,500 comprised of 18,883,305,310 shares. As of June 30, 2026, and December 31, 2025, subscribed and paid in capital amounts to COP$25,040. There is no potential dilution of shares.

23.2.Additional and paid–in capital

As of June 30, 2026, and December 31, 2025, additional paid in capital mainly corresponds to: (i) share premium from the Ecopetrol Group’s capitalization in 2007, for $4,458, (ii) share premium from the sale of shares awarded in the second capitalization, which took place in September 2011, of $2,118, (iii) a $32 share premium from the placement of shares on the secondary market, arising from the calling of guarantees from debtors in arrears, according to the provisions of Article 397 of the Code of Commerce, and (iv) additional paid in capital receivables for ($143) Colombian pesos.

23.3.Equity reserves

	June 30,	December 31,
	2026	2025
	(Unaudited)
Legal reserve	13,148	13,148
Fiscal and statutory reserves	509	509
Other reserves (1)	20,688	16,635
Total	34,345	30,292
(1)	The increase in other reserves is due to the General Shareholders’ Meeting of Ecopetrol S.A., held on March 28, 2026, approved the project for the distribution of profits for 2025 and defined to establish a discretionary reserve of $20,688 in order to provide support for financial sustainability and flexibility in the development of the Company’s strategy.

The movement of the equity reserves is as follows:

	June 30,	December 31,
	2026	2025
	(Unaudited)
Opening balance	30,292	24,156
Release of reserves	(17,145)	(12,502)
Allocation to reserves	21,198	18,638
Closing balance	34,345	30,292

23.4.Retained results and dividends

The Ecopetrol Group distributes dividends based on its financial statements prepared under International Financial Reporting Standards accepted in Colombia (NCIF, as its acronym in Spanish).

The shareholders, in an Ordinary General Meeting of Shareholders held on March 27, 2026, approved the distribution of profits for the 2025 fiscal year and payment of ordinary dividends of $4,975 (2025: $8,799). The dividend paid on the shares corresponds to $121 COP (2025: $214 COP).

The shareholders approved the payment of dividends to minority shareholders on April 30, 2026, in the amount of $573. On the other hand, the shareholders approved the payment of dividends to the majority shareholder in two installments, which were settles as follow: i) on April 30, 2026, $3,872 was paid in cash and $128 was settled through the offsetting of an accounts receivable balance (Note 7), and ii) on June 30, 2026, a payment of $402 was made.

Dividends were paid as follows:

	June 30,	June 30,
	2026	2025

	(Unaudited)
Ecopetrol S.A.	4,847	8,784
Interconexión Electrica S.A. ESP	612	1,249
Oleoducto Central S.A. - Ocensa	366	433
Oleoducto de los Llanos Orientales S.A. - ODL	96	110
Invercolsa S.A.	109	95
Oleoducto de Colombia S.A. - ODC	8	24
Total	6,038	10,695

23.5.Accumulated other comprehensive income attributable to owners of parent

The following is the composition of the other comprehensive results attributable to the shareholders, net of deferred income tax:

	June 30,	December 31,
	2026	2025
	(Unaudited)
Accumulated foreign currency translation	8,281	13,301
Hedges of a net investment in a foreign operation	(1,175)	(2,752)
Accumulated actuarial gain on defined benefit plans	(201)	(348)
Cash flow hedges for future exports	2,047	1,248
Cash flow hedge with derivative instruments	243	152
Financial instruments measured at fair value	157	151
	9,352	11,752

23.6.Basic and diluted earnings per share

	June 30,	June 30,
	2026	2025

	(Unaudited)
Profit attributable to Ecopetrol’s shareholders	9,344	5,841
Weighted average number of outstanding ordinary shares	41,116,694,690	41,116,694,690
Basic and diluted ordinary shares earnings per share (Colombian pesos)	227.2	142.1